Related Party Transactions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Related Party Transactions

3.	Related Party Transactions

The General Partner is responsible for the operations of the Partnership and the Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership. The Partnership reimburses the General Partner for actual incurred organizational and offering costs not to exceed 1.5% of all capital contributions received by the Partnership. Because organizational and offering expenses will be paid, as and to the extent they are incurred, organizational and offering expenses may be drawn disproportionately to the gross proceeds of each closing. The General Partner also has a promotional interest in the Partnership equal to 20% of all distributed distributable cash, after the Partnership has provided an 8% cumulative return, compounded annually, to the Limited Partners on their capital contributions. The General Partner has a 1% interest in the profits, losses and distributions of the Partnership. The General Partner will initially receive 1% of all distributed distributable cash, which was accrued at December 31, 2016.

The Partnership pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to the greater of, (i) 2.5% per annum of the aggregate offering proceeds, payable monthly in advance or (ii) $62,500 per month. For the period ended December 31, 2016, the Partnership paid $183,468 in management fee expense to the Investment Manager.

The Partnership pays the Investment Manager during the Operating Period a structuring fee in an amount equal to 1.5% of each cash investment made, including reinvestments, payable on the date each such investment is made. For the period ended December 31, 2016, the Partnership paid $18,857 of structuring fees to the Investment Manager.

Securities is a Delaware limited liability company and is majority-owned subsidiary of an affiliate of the Partnership’s Investment Manager. Securities in its capacity as the Partnership’s selling agent receives an underwriting fee of 2% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Partnership receives from the sale of the Partnership’s units to the General Partner or its affiliates). While Securities is initially acting as the Partnership’s exclusive selling agent, the Partnership may engage additional selling agents in the future.

For the period ended December 31, 2016, the Partnership incurred the following transactions with Securities:

Balance - beginning of period	$—
Underwriting fees earned by Securities	1,000
Payments by the Partnership to Securities	(1,000)

Balance - end of period	$—

For the period ended December 31, 2016, the Partnership incurred the following underwriting fee transactions:

Underwriting discount incurred by the Partnership	$231,731
Underwriting fees earned by Securities	1,000
Underwriting fees paid to outside brokers	—
Total underwriting fees	$232,731

SQN AIF V GP, LLC [Member]
Related Party Transactions

3. Related Party Transactions

The LLC may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund not to exceed 1.5% of all capital contributions received by the Managed Fund. Because organizational and offering expenses will be paid, as and to the extent they are incurred, organizational and offering expenses may be drawn disproportionately to the gross proceeds of each closing. The LLC is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The LLC also has a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

During the period ended December 31, 2016, Advisors made a capital contribution to the LLC totaling $1,001,100 and the LLC distributed $1,000,000 back to Advisors.

At December 31, 2016, the LLC had an investment loss of $2,748 in the Managed Fund, which represents the general partnership interest the LLC owns in the Managed Fund. At December 31, 2016, the LLC had advanced the Managed Fund an additional $1,000 as a loan for incidental costs.

The Managed Fund pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to the greater of, (i) 2.5% per annum of the aggregate offering proceeds, payable monthly in advance or (ii) $62,500 per month. For the period ended December 31, 2016, the Managed Fund paid $183,468 in management fee expense to the Investment Manager.

The Managed Fund pays the Investment Manager during the Operating Period a structuring fee in an amount equal to 1.5% of each cash investment made, including reinvestments, payable on the date each such investment is made. For the period ended December 31, 2016, the Partnership paid $18,857 of structuring fees to the Investment Manager.

Securities is a majority-owned subsidiary of an affiliate of the Managed Fund’s Investment Manager. Securities in its capacity as the Managed Fund’s selling agent receives an underwriting fee of 2% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Managed Fund receives from the sale of the Managed Fund’s Units to the General Partner or its affiliates). While Securities is initially acting as the Managed Fund’s exclusive selling agent, the Managed Fund may engage additional selling agents in the future.

For the period ended December 31, 2016, the Managed Fund incurred the following transactions with Securities:

Balance - beginning of period	$—
Underwriting fees earned by Securities	1,000
Payments by the Managed Fund to Securities	(1,000)

Balance - end of period	$—

For the period ended December 31, 2016, the Managed Fund incurred the following underwriting fee transactions:

Underwriting discount incurred by the Managed Fund	$231,731
Underwriting fees earned by Securities	1,000
Underwriting fees paid to outside brokers	—
Total underwriting fees	$232,731